Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets (Tables):
Schedule of Finite-Lived Intangible Assets

The following is a summary of definite-life intangible assets less accumulated amortization as of December 31, 2016 and 2015, respectively:

	Year Ended December 31,
	2016	2015

Provisional Patent Applications	$183,574	$137,927
Patents	59,701	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(278,833)	(271,544)

Net Intangible Assets	$226,450	$167,644

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated aggregate amortization expense for each of the succeeding years ending December 31 is as follows:
2017	2,309
2018	2,309
2019	2,309
2020	2,309
Thereafter	18,172

$29,717